Stock-Based Compensation and Equity - Summary of Incentive Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, granted (in dollars per share)	$ 1.95
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	85,362,836.000	85,812,836
Granted (shares)	1,000,000
Forfeited (shares)	(7,961,710)	(450,000)
Outstanding, Ending Balance (shares)	78,401,126.000	85,362,836.000	85,812,836
Unvested shares expected to vest (shares)	48,574,548
Exercisable (shares)	29,826,578
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, outstanding, beginning balance (in dollars per share)	$ 1.19	$ 1.19
Weighted average exercise price per share, forfeited (in dollars per share)	1.32	1.93
Weighted average exercise price per share, outstanding, ending balance (in dollars per share)	1.18	$ 1.19	$ 1.19
Weighted average exercise price per share, unvested shares expected to vest (in dollars per share)	1.21
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 1.13
Outstanding, weighted average remaining contractual life	5 years 3 months 12 days	5 years 9 months 23 days	5 years 9 months 23 days
Unvested shares expected to vest, weighted average remaining contractual life	5 years 4 months 16 days
Exercisable at end of period, weighted average remaining contractual life	5 years 1 month 12 days
Outstanding, aggregate intrinsic value	$ 51.2	$ 0.0	$ 0.0
Unvested shares expected to vest, aggregate intrinsic value	30.5
Exercisable, aggregate intrinsic value	$ 20.7